INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES - Breakdown of income tax payable, net (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income tax disclosure [line items]
Income tax payables	$ 13,927	$ 100
Telecom Argentinas
Income tax disclosure [line items]
Income tax payables	13,764
Nucleos
Income tax disclosure [line items]
Income tax payables	107	85
Adesol
Income tax disclosure [line items]
Income tax payables	47	11
Telecom USA
Income tax disclosure [line items]
Income tax payables	1
PEM
Income tax disclosure [line items]
Income tax payables	$ 8
AVC Continente Audiovisual
Income tax disclosure [line items]
Income tax payables		3
Cable Imagen
Income tax disclosure [line items]
Income tax payables		$ 1